VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.3%
Arizona: 1.8%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, Series A (RB) 4.00%, 07/01/31 (c)	$400		$341,629
California: 31.3%
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 3.00%, 03/01/26 (c)	275		238,728
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 4.00%, 11/15/27 (c)	300		298,598
California Statewide Communities Development Authority, Cottage Health System Obligated Group (RB) 5.00%, 11/01/24 (c)	300		313,430
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/31	475		502,240
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/25 (c)	250		266,076
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/25 (c)	250		267,551
Orange County Local Transportation Authority, Measure M2 Sales Tax (RB) 5.00%, 02/15/23	250		250,244
Regents of the University of California Medical Center, Series P (RB) 4.00%, 05/15/32 (c)	250		251,545
San Francisco City & County, International Airport, Series E (RB) 5.00%, 05/01/29 (c)	370		406,579
State of California, Various Purpose (GO)
5.00%, 10/01/28 (c)	500		578,689
5.00%, 02/01/25 (c)	410		433,811
5.00%, 04/01/27	250		279,576
5.00%, 08/01/27	300		338,270
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/30 (c)	250		281,156
University of California, Series BB (RB) 5.00%, 05/15/29 (c)	250		272,999
	Par (000’s	)	Value
California (continued)
University of California, Series BH (RB) 4.00%, 05/15/31 (c)	$280		$284,301
Val Verde Unified School District, Series A (GO) (BAM) 2.75%, 08/01/28 (c)	720		537,615
			5,801,408
Connecticut: 2.9%
State of Connecticut, Series A (GO) 4.00%, 04/15/28 (c)	250		259,717
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/26	250		274,685
			534,402
Hawaii: 2.9%
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/26 (c)	510		531,688
Massachusetts: 8.2%
City of Boston, Series A (GO) 5.00%, 11/01/32 (c)	500		622,214
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes, Series A (RB) 5.00%, 06/15/24 (c)	250		259,627
Commonwealth of Massachusetts, Series B (GO) 5.00%, 11/01/24	360		376,938
Massachusetts Development Finance Agency, Mass General Brigham Issue, Series A-2 (RB) (SAW) 5.00%, 07/01/23	255		257,402
			1,516,181
Nevada: 2.7%
Las Vegas Valley Water District, General Obligation, Series A (GO) 4.00%, 12/01/31 (c)	250		250,574
Truckee Meadows Water Authority (RB) 5.00%, 07/01/23	250		252,729
			503,303
New York: 30.5%
City of New York, Series B-1 (GO) 5.00%, 10/01/27 (c)	250		274,393
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	500		524,301
Long Island Power Authority, Electric System, Series C (RB) 5.25%, 09/01/29	255		299,162

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VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Metropolitan Transportation Authority, Series B (RB)
4.25%, 03/03/23 (c)	$240		$240,022
4.25%, 03/03/23 (c)	330		330,012
Nassau County Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/24	250		262,035
New York City Municipal Water Finance Authority, Water & Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	400		419,559
New York City Transitional Finance Authority Future Tax, Series B-1 (RB) 5.00%, 08/01/24 (c)	300		309,219
New York City Transitional Finance Authority Future Tax, Series E-1 (RB) 5.00%, 02/01/25 (c)	250		258,706
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 01/01/27 (c)	250		269,965
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 03/15/25 (c)	250		263,555
New York State Dormitory Authority, Series A (RB) 5.00%, 03/15/27 (c)	275		294,761
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/31 (c)	275		275,175
New York State Urban Development Corp., Personal Income Tax, Series A (RB) 5.00%, 09/15/30 (c)	250		275,511
Port Authority of New York & New Jersey (RB) 5.00%, 11/15/27 (c)	500		520,798
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnel, Series A (RB)
4.00%, 11/15/31 (c)	250		246,691
5.00%, 11/15/28	500		580,133
			5,643,998

	Par (000’s	)	Value
North Carolina: 1.7%
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	$265		$314,376
Ohio: 3.4%
Franklin County, Ohio Hospital Facilities (RB) 5.00%, 05/15/23 (c)	375		377,730
	Par (000’s	)	Value
Ohio (continued)
Ohio Turnpike & Infrastructure Commission, Series A (RB) 5.25%, 02/15/23 (c)	$250		$250,246
			627,976
Oregon: 1.4%
Oregon State, Department of Administrative Services, State Lottery, Series D (RB) 5.00%, 04/01/25 (c)	250		264,077
Pennsylvania: 3.3%
Commonwealth of Pennsylvania (GO) 5.00%, 03/15/23	250		250,741
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 06/01/31 (c)	330		355,997
			606,738
South Dakota: 1.4%
South Dakota Housing Development Authority, Series A (RB) 4.55%, 11/01/31 (c)	250		251,272
Washington: 5.5%
City of Seattle, City Light Department, Series A (RB) 4.00%, 07/01/31 (c)	250		246,412
King County, Public Hospital District No 1 (GO) 5.00%, 12/01/26 (c)	250		267,139
Port of Seattle, First Lien 5.00%, 09/01/24	250		258,790
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/24 (c)	250		256,626
			1,028,967
Wisconsin: 1.3%
Wisconsin Health & Educational Facilities Authority, Aspipus, Inc. (RB) 4.00%, 08/15/23 (c)	250		250,423

Total Municipal Bonds: 98.3% (Cost: $19,180,548)			18,216,438
Other assets less liabilities: 1.7%			315,902
NET ASSETS: 100.0%			$18,532,340

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Definitions:
BAM	Build America Assurance Co.
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments by Sector	% of Investments	Value
Tax	18.1%	$3,290,715
State GO	16.8	3,055,524
Local GO	12.2	2,219,485
Hospitals	8.8	1,611,072
Transportation	7.4	1,349,622
Water & Sewer	6.6	1,203,976
Education	6.4	1,168,895
Power	5.9	1,069,875
Refunded	5.3	957,236
Airport	5.0	908,819
Toll & Turnpike	3.3	606,243
Misc	1.4	264,077
Leasing COPS & Appropriations	1.4	259,627
Single Family Housing	1.4	251,272
	100.0%	$18,216,438
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